Fair Value of Financial Assets and Liabilities (Details) - Schedule of reconciliation of contingent consideration obligations measured on a recurring basis - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Schedule of reconciliation of contingent consideration obligations measured on a recurring basis [Abstract]
Beginning balance	$ 328,933	$ 328,933	$ 263,641
Net transfers into (out of) Level 3
Purchases, settlements and other net			(3,575)
Fair value adjustments	20,656	(55,566)	68,867
Ending balance	$ 294,023	$ 273,367	$ 328,933